Leases - Schedule of Lease Assets and Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Assets and Liabilities [Line Items]
Operating Lease, Right-of-Use Asset	$ 122	$ 2,831	$ 13,909
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Operating lease liabilities, current	Operating lease liabilities, current
Operating Lease, Liability, Current	989	$ 2,550	$ 1,792
Operating Lease, Liability, Noncurrent	$ 21	$ 2,314	$ 12,878